Related party transactions - Service agreements, lease agreements and products - General (Details) € in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2015 EUR (€)	Jan. 01, 2015 USD ($)	Dec. 31, 2010	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)
VFMCRP
Related party transactions
Ownership in joint venture (as a percent)			45.00%
Fresenius SE (largest shareholder)
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)				30.80%
Minimum operating lease payments recognised as expense | €				€ 53,374	€ 17,097
Affiliates of Fresenius SE
Related party transactions
Minimum operating lease payments recognised as expense | €				€ 118,962	€ 121,844
One Company of Fresenius SE Companies | Plasma Collection Devices Manufacturing Company
Related party transactions
Value of business sold	€ 8,567	$ 9,327
Service Agreements
Related party transactions
Number of equity method investments to which agreement pertains				1
Service Agreements | Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement				1 year
Service Agreements | Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement				5 years
Manufacturing of Plasma Collection Devices Agreement | One Company of Fresenius SE Companies
Related party transactions
Term of related party agreement				5 years
Supply commitment - number of units				3,500
Manufacturing of Plasma Collection Devices Agreement | One Company of Fresenius SE Companies | Maximum
Related party transactions
Supply commitment - number of units				4,550